Summary of Significant Accouting Policies Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Gold Line/Medford Acquisition was a transfer of businesses between entities under common control, which requires it to be accounted for as if the transfer occurred at the beginning of the period of transfer, with prior periods retrospectively adjusted to furnish comparative information. Accordingly, the accompanying financial statements and related notes have been retrospectively adjusted to include the historical results and financial position of the Acquired Assets prior to the Effective Date. See Note 4—Gold Line/Medford Acquisition, for additional information.

The combined financial statements of our Predecessors were derived from the accounting records of Phillips 66, and reflect the combined historical results of operations, financial position and cash flows of our Predecessors as if such businesses had been combined for all periods presented. All intercompany transactions and accounts within our Predecessors have been eliminated. The assets and liabilities in these financial statements have been reflected on a historical cost basis because, immediately prior to the Offering or the Gold Line/Medford Acquisition, all of the assets and liabilities presented were wholly owned by Phillips 66 and were transferred within the Phillips 66 consolidated group. The consolidated statement of income also includes expense allocations for certain functions historically performed by Phillips 66 and not allocated to the Partnership, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, information technology and procurement; and operational support services such as engineering and logistics. These allocations were based primarily on relative values of net properties, plants and equipment (PP&E) and equity method investments, or pipeline miles. Our management believes the assumptions underlying the allocation of expenses from Phillips 66 were reasonable. Nevertheless, the financial statements of our Predecessors may not include all of the actual expenses that would have been incurred had we been a stand-alone publicly traded partnership during the periods presented and may not reflect our actual results of operations, financial position and cash flows had we been a stand-alone publicly traded partnership during the periods prior to the Offering or the Gold Line/Medford Acquisition.

Phillips 66 uses a centralized approach to the cash management and financing of its operations. For periods prior to the Offering or Gold Line/Medford Acquisition, cash generated and used by our operations was transferred to Phillips 66 daily, and Phillips 66 funded our operating and investing activities as needed. Accordingly, the cash and cash equivalents held by Phillips 66 were not allocated to us, and we had no bank accounts prior to the Offering. We reflected transfers of cash to and from Phillips 66's cash management system as a component of "Net investment—predecessors" on our balance sheet, and as part of "Net distributions to Phillips 66 from predecessors" on our statement of cash flows. We did not include any interest expense for intercompany cash advances from Phillips 66, since historically Phillips 66 did not allocate interest expense related to intercompany advances to any of its businesses. For periods after the Offering, we have our own bank accounts and no longer participate in Phillips 66's centralized cash management system, and the Acquired Assets no longer participate in Phillips 66's centralized cash management system as of the Effective Date.

All financial information presented for the periods after the Offering represents the consolidated results of operations, financial position and cash flows of the Partnership giving retrospective effect to the combined results of operations, financial position and cash flows of the Acquired Assets. Accordingly:

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Our consolidated statements of income and cash flows for the year ended December 31, 2013, consist of the consolidated results of the Partnership for the period from July 26, 2013, through December 31, 2013, the combined results of our pre-Offering predecessor for the period from January 1, 2013, through July 25, 2013, and the combined results of the Acquired Assets for the entire year of 2013. Our consolidated statements of income and cash flows for the years ended December 31, 2012 and 2011, consist entirely of the combined results of our Predecessors.

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Our consolidated balance sheet at December 31, 2013, consists of the consolidated balances of the Partnership and the combined balances of the Acquired Assets, while at December 31, 2012, it consists of the combined balances of our Predecessors.

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Our consolidated statement of changes in equity for the year ended December 31, 2013, consists of the consolidated activity of the Partnership completed at and subsequent to the Offering on July 26, 2013, through December 31, 2013, the combined activity of our pre-Offering predecessor for the period from January 1, 2013, through July 25, 2013, and the combined activity of the Acquired Assets for the entire year of 2013. Our consolidated statement of changes in equity for the years ended December 31, 2012 and 2011, consists entirely of the combined activity of our Predecessors.

Consolidation Principles and Investments	Consolidation Principles and Investments—Our consolidated financial statements include the accounts of majority-owned subsidiaries. All intercompany transactions and accounts have been eliminated.
Net Investment
Net Investment—In the consolidated balance sheet, net investment represents Phillips 66's historical investment in us, our accumulated net earnings after taxes, and the net effect of transactions with, and allocations from, Phillips 66.

Use of Estimates
Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and the disclosures of contingent assets and liabilities. Actual results could differ from these estimates.

Revenue Recognition
Revenue Recognition—Revenue is recognized for crude oil and refined petroleum product pipeline transportation based on the delivery of actual volumes transported at contractual tariff rates. Revenue is recognized for crude oil and refined petroleum product terminaling and storage as performed based on contractual rates related to throughput volumes or cost-plus-margin arrangements. Substantially all of our revenue was derived from Phillips 66, and the contractual rates do not necessarily reflect market rates for the historical periods presented prior to the Offering or the Gold Line/Medford Acquisition in respect of the Acquired Assets.

Effective January 1, 2013, the structure of the fees we charge Phillips 66 for terminaling services provided at the Clifton Ridge terminal was changed. During 2012 and 2011, terminaling fees were on a cost-plus-margin reimbursement basis. Beginning in 2013, the cost-plus-margin arrangement was replaced with various storage, dock and truck unloading fees.

Transportation contracts that are operating leases and include rentals with fixed escalation are recognized on a straight-line basis over the lease term. Any difference between the transportation fee recognized under the straight-line method and the transportation fee received in cash is deferred to the consolidated balance sheet as "Deferred rentals—related parties." If the underlying transportation contract is amended to eliminate fixed escalation, the balance of deferred rentals is amortized over the remaining life of the contract.

In connection with the Offering and the Gold Line/Medford Acquisition, we entered into certain transportation services agreements and terminal services agreements with Phillips 66 that are considered operating leases under GAAP. See Note 17—Related Party Transactions, for additional information on these agreements. These agreements include escalation clauses to adjust transportation tariffs and terminaling fees to reflect changes in price indices. Revenues from these agreements are recorded within "Transportation and terminaling services—related parties" on our consolidated statement of income.

Cash Equivalents
Cash Equivalents—Cash equivalents are highly liquid, short-term investments that are readily convertible to known amounts of cash and have original maturities of 90 days or less from their date of purchase. They are carried at cost plus accrued interest, which approximates fair value.

Imbalances
Imbalances—We do not purchase or produce crude oil or refined petroleum product inventories. We experience imbalances as a result of variances in meter readings and in other measurement methods, and volume fluctuations within our crude oil system due to pressure and temperature changes. Certain of our transportation contracts provide for the shipper to pay a contractual loss allowance, which is valued using quoted market prices of the applicable commodity being shipped. These loss allowances, which are received from the shipper irrespective of, and calculated independently from, actual volumetric gains or losses, are recorded as revenue. Any volumetric gains or losses are valued using quoted market prices of the applicable commodities and are recorded as decreases or increases to operating and maintenance expenses, respectively.

Fair Value Measurements
Fair Value Measurements—We measure assets and liabilities requiring fair value presentation using an exit price (i.e., the price that would be received to sell an asset or paid to transfer a liability) and disclose such amounts according to the quality of valuation inputs under the following hierarchy:

Level 1: Quoted prices in an active market for identical assets or liabilities.
Level 2: Inputs other than quoted prices that are directly or indirectly observable.
Level 3: Unobservable inputs that are significant to the fair value of assets or liabilities.

The classification of an asset or liability is based on the lowest level of input significant to its fair value. Those that are initially classified as Level 3 are subsequently reported as Level 2 when the fair value derived from unobservable inputs is inconsequential to the overall fair value, or if corroborated market data becomes available. Assets and liabilities that are initially reported as Level 2 are subsequently reported as Level 3 if corroborated market data is no longer available. We had no assets or liabilities requiring remeasurement to or disclosure of fair value at December 31, 2013, or at December 31, 2012.

Recurring Fair Value Measurements—Fair values of our accounts receivable and accounts payable approximate their carrying values due to the short-term nature of these instruments. Our financial assets and liabilities would be classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Nonrecurring Fair Value Measurements—Fair value measurements are applied with respect to our nonfinancial assets and liabilities measured on a nonrecurring basis, which consists primarily of asset retirement obligations. Nonrecurring fair value measurements are also applied, when applicable, to determine the fair value of our long-lived assets.

Accounts Receivable
Accounts Receivable—Prior to the Offering or the Gold Line/Medford Acquisition in respect of the Acquired Assets, our receivables primarily consisted of third-party customer accounts receivable that were recorded at the invoiced amounts and did not bear interest. Intercompany receivables with Phillips 66 were included in "Net investment—predecessors" on the consolidated balance sheet. See Note 1—Business and Basis of Presentation, for a discussion of Phillips 66's centralized cash management system. Subsequent to the Offering or the Gold Line/Medford Acquisition in respect of the Acquired Assets, our receivables primarily consist of accounts receivable from related parties that are recorded at the invoiced amounts and do not bear interest. Account balances for these receivables are charged directly to bad debt expense when it becomes probable the receivable will not be collected.

Properties, Plants and Equipment (PP&E)
Properties, Plants and Equipment (PP&E)—PP&E are stated at cost. Costs of maintenance and repairs, which are not significant improvements, are expensed when incurred. Depreciation of PP&E is determined by either the individual-unit-straight-line method or the group-straight-line method (for those individual units that are highly integrated with other units).

Major Maintenance Activities
Major Maintenance Activities—Costs for planned integrity management projects are expensed in the period incurred. These types of costs include pipe and tank inspection services, contractor repair services, materials and supplies, equipment rentals and our labor costs.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets—PP&E used in operations are assessed for impairment whenever changes in facts and circumstances indicate a possible significant deterioration in the future cash flows expected to be generated by an asset group. If, upon review, the sum of the undiscounted pretax cash flows is less than the carrying value of the asset group, then the carrying value is written down to estimated fair value through additional depreciation provisions and reported as impairments in the periods in which the determination of the impairment is made. Individual assets are grouped for impairment purposes at the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets—generally at the pipeline or terminal level. Because there usually is a lack of quoted market prices for our long-lived assets, the fair value of potentially impaired assets is typically determined based on the present values of expected future cash flows using discount rates believed to be consistent with those used by principal market participants or based on a multiple of operating cash flow validated with historical market transactions of similar assets where possible.

The expected future cash flows used for impairment reviews and related fair value calculations are based on estimated future throughputs, prices, operating costs, tariffs, and capital project decisions, considering all available evidence at the date of review.

Goodwill
Goodwill—Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. Goodwill is not amortized, but rather is tested for impairment annually and when events or changes in circumstances indicate that the fair value of the reporting unit with goodwill has been reduced below carrying value. The fair value of the reporting unit is compared to the book value of the reporting unit. If the fair value is less than book value, including goodwill, then the recorded goodwill is written down to its implied fair value with a charge to earnings. We have determined we have one reporting unit for testing goodwill for impairment.

Asset Retirement Obligations and Environmental Costs
Asset Retirement Obligations and Environmental Costs—Fair values of legal obligations to retire and remove long-lived assets are recorded in the period in which the obligation is incurred. When the liability is initially recorded, we capitalize this cost by increasing the carrying amount of the related PP&E. Over time, the liability is increased for the change in its present value, and the capitalized cost in PP&E is depreciated over the useful life of the related asset or group of assets.

Environmental expenditures are expensed or capitalized, depending upon their future economic benefit. Expenditures relating to an existing condition caused by past operations, and those having no future economic benefit, are expensed. Liabilities for environmental expenditures are recorded on an undiscounted basis (unless acquired in a purchase business combination) when environmental assessments or cleanups are probable and the costs can be reasonably estimated. Recoveries of environmental remediation costs from other parties, such as state reimbursement funds, are recorded as assets when their receipt is probable and estimable.

Employee Benefit Plans
Employee Benefit Plans—The employees supporting our operations are employees of Phillips 66 and its affiliates. Phillips 66 sponsors various employee pension and postretirement health insurance plans. For purposes of these consolidated financial statements, we are accounting for our participation in these benefit plans as multiemployer plans. We recognize as expense in each period an allocation from Phillips 66 for our share of payroll costs and employee benefit plan costs, and we do not recognize any employee benefit plan assets or liabilities. While we are accounting for our participation as multiemployer plans for the purposes of presenting these consolidated financial statements, those benefit plans are not technically multiemployer plans. Therefore, we have not included the disclosures required for multiemployer plans.

Income Taxes
Income Taxes—We follow the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of the assets and liabilities. Our taxable income was included in the consolidated U.S. federal income tax returns of Phillips 66 and in a number of consolidated state income tax returns. Subsequent to the Offering and the Gold Line/Medford Acquisition in respect of the Acquired Assets, our operations are treated as a partnership for federal and state income tax purposes, with each partner being separately taxed on its share of the taxable income. Therefore, we have excluded income taxes from these consolidated financial statements, except for the income tax provision resulting from state laws that apply to entities organized as partnerships. With regard to Texas, our tax provision is computed as if we were a stand-alone tax paying entity. Interest related to unrecognized tax benefits is included in interest and debt expense, and penalties are included in operating and maintenance expenses.

Comprehensive Income	Comprehensive Income—We have not reported comprehensive income due to the absence of items of other comprehensive income in the periods presented
Unit-based Compensation
Unit-Based Compensation—The fair value of phantom unit awards granted to non-employee directors is based on the fair market value of Phillips 66 Partners LP common units on the date of grant. Our unit-based compensation expenses are recognized at the time of grant for phantom units since they vest immediately and are not forfeitable.

Net income per unit
Net income per unit applicable to common limited partner units and to subordinated limited partner units is computed by dividing the respective limited partners' interest in net income attributable to the Partnership by the weighted average number of common units and subordinated units, respectively, outstanding for the period. Because we have more than one class of participating securities, we use the two-class method when calculating the net income per unit applicable to limited partners. The classes of participating securities include common units, subordinated units, general partner units, and incentive distribution rights. Basic and diluted net income per unit are the same because we do not have any potentially dilutive units outstanding for the period presented.